Expense Example - FidelitySustainableMulti-AssetFund-RetailPRO - FidelitySustainableMulti-AssetFund-RetailPRO - Fidelity Sustainable Multi-Asset Fund - Fidelity Sustainable Multi-Asset Fund	Nov. 29, 2022 USD ($)
Expense Example:
1 year	$ 57
3 years	189
5 years	334
10 years	$ 756